Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawbacks

All awards under the Omnibus Plan, and all amounts paid or payable with respect to all awards under the Omnibus Plan (including any property, such as shares of common stock, received in connection with any exercise or vesting of any awards, and any proceeds received from the disposition of any such property), shall be subject to clawback under the Twin Disc, Incorporated Mandatory Clawback Policy and the Twin Disc, Incorporated Discretionary Clawback Policy (as such policies may be amended or restated from time to time), as well as any additional clawback policies adopted by the Board of Directors or the Committee from time to time, any applicable law (including but not limited to Section 304 of the Sarbanes Oxley Act of 2002), and the listing standards of the Nasdaq Stock Market (or such other listing standards then applicable to the Company).